Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents

4.	Cash and cash equivalents

These are financial assets measured at amortized cost through the effective interest rate method.

The Company’s Management determines the classification of its financial assets upon initial recognition.

	2021	2020

Cash and banks	99,821	100,009
Unrestrictedly available financial investments investments:
Bank Deposit Certificates (CDB)/Repurchase and resale agreements	5,128,794	2,475,282

	5,228,615	2,575,291

Bank certificates of deposit (“CDBs”) and committed transactions are nominative securities issued by banks and sold to the public as a form of fund raising. Such securities may be traded during the contracted term, at any time, without significant loss in their value and are used for the fulfilment of short-term obligations by the company.

The annual average return of the Company's investments related to CDBs and Committed Operations is 101.57% (101.24% as of December 31, 2020) of the variation of the Interbank Deposit Certificate – CDI.